SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 381	$ 38,466	$ 50,719	$ 38,695	$ 46,288	$ 35,573
Aircraft Sales [Member]
Product Information [Line Items]
Total		38,150	49,600	38,150	38,150	21,443
Aircraft Management Revenue [Member]
Product Information [Line Items]
Total	$ 381	$ 316	$ 1,119	$ 545	914	23
Charter Flight Revenue [Member]
Product Information [Line Items]
Total					$ 7,224	$ 14,107